Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

March 31, 2020

VIPFLI-II-QTLY-0520
1.830295.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	23,133	$740,027
VIP Equity-Income Portfolio Investor Class (a)	44,366	780,393
VIP Growth & Income Portfolio Investor Class (a)	55,475	889,814
VIP Growth Portfolio Investor Class (a)	12,124	756,764
VIP Mid Cap Portfolio Investor Class (a)	9,507	217,904
VIP Value Portfolio Investor Class (a)	57,340	573,398
VIP Value Strategies Portfolio Investor Class (a)	34,468	281,258
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,180,008)		4,239,558

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Investor Class (a)	265,550	2,392,609
VIP Overseas Portfolio Investor Class (a)	190,404	3,501,524
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,275,969)		5,894,133

Bond Funds - 48.0%
Fidelity Inflation-Protected Bond Index Fund (a)	267,838	2,748,023
Fidelity Long-Term Treasury Bond Index Fund (a)	40,791	699,163
VIP High Income Portfolio Investor Class (a)	132,058	611,427
VIP Investment Grade Bond Portfolio Investor Class (a)	798,192	10,456,310
TOTAL BOND FUNDS
(Cost $13,874,246)		14,514,923

Short-Term Funds - 18.5%
VIP Government Money Market Portfolio Investor Class 0.24% (a)(b)
(Cost $5,594,099)	5,594,099	5,594,099
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,924,322)		30,242,713
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$30,242,717

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,047,085	$40,294	$396,153	$2,765	$11,521	$45,276	$2,748,023
Fidelity Long-Term Treasury Bond Index Fund	848,417	23,212	337,014	4,885	59,783	104,765	699,163
VIP Contrafund Portfolio Investor Class	1,006,412	86,494	236,679	5,945	21,754	(137,954)	740,027
VIP Emerging Markets Portfolio Investor Class	2,712,555	665,918	140,034	240,940	(6,526)	(839,304)	2,392,609
VIP Equity-Income Portfolio Investor Class	1,063,521	166,365	181,021	48,745	(18,047)	(250,425)	780,393
VIP Government Money Market Portfolio Investor Class 0.24%	5,131,760	1,097,179	634,840	15,119	--	--	5,594,099
VIP Growth & Income Portfolio Investor Class	1,212,011	202,143	187,520	62,294	(1,186)	(335,634)	889,814
VIP Growth Portfolio Investor Class	1,028,754	173,028	238,195	90,346	57,283	(264,106)	756,764
VIP High Income Portfolio Investor Class	673,079	74,826	38,288	5,106	(1,641)	(96,549)	611,427
VIP Investment Grade Bond Portfolio Investor Class	11,482,358	326,353	1,346,090	51,184	(11,786)	5,475	10,456,310
VIP Mid Cap Portfolio Investor Class	295,228	43,051	35,688	449	(3,988)	(80,699)	217,904
VIP Overseas Portfolio Investor Class	3,937,359	688,182	307,653	17,230	(18,555)	(797,809)	3,501,524
VIP Value Portfolio Investor Class	780,990	173,579	86,607	31,078	(8,238)	(286,326)	573,398
VIP Value Strategies Portfolio Investor Class	382,420	92,818	41,694	20,066	(5,447)	(146,839)	281,258
Total	$33,601,949	$3,853,442	$4,207,476	$596,152	$74,927	$(3,080,129)	$30,242,713

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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